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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841

                           MFS MUNICIPAL INCOME TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04841
Reporting Period: 07/01/2009 - 06/30/2010
MFS Municipal Income Trust









========================== MFS Municipal Income Trust ==========================


MFS SERIES TRUST XIV -- MFS Institutional Money Market Portfolio

Ticker:                      Security ID:  55291X109
Meeting Date: JAN 28, 2010   Meeting Type: Written Consent
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Robert E. Butler          For       For          Management
1.2   Elect Trustee  Lawrence H. Cohn, M.D.   For       For          Management
1.3   Elect Trustee Maureen R. Goldfarb       For       For          Management
1.4   Elect Trustee David H. Gunning          For       For          Management
1.5   Elect Trustee William R. Gutow          For       For          Management
1.6   Elect Trustee Michael Hegarty           For       For          Management
1.7   Elect Trustee John P. Kavanaugh         For       For          Management
1.8   Elect Trustee  Robert J. Manning        For       For          Management
1.9   Elect Trustee Robert C. Pozen           For       For          Management
1.10  Elect Trustee J. Dale Sherratt          For       For          Management
1.11  Elect Trustee Laurie J. Thomsen         For       For          Management
1.12  Elect Trustee Robert W. Uek             For       For          Management

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST


By (Signature and Title) MARIA F. DWYER*
                         -------------------------------------------
                         Maria F. Dwyer, Principal Executive Officer

Date:  August 26, 2010


*By (Signature and Title) /s/ Susan S. Newton
                          ------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated October 27, 2008. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on June 25, 2009.